Related party transaction and balances - Summary Of Balances With Related Parties (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Due to Related Parties, Current	¥ 323,400	$ 50,749	¥ 719,400
Lianwai Kindergarten [Member] | Rental Advances [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	¥ 323,400		¥ 719,400